Loans, Loans Held For Sale, Notes and Certificates and Loan Servicing Rights (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Past Due Financing Receivables

The following is an age analysis of past due receivables as of March 31, 2017 and December 31, 2016:

	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and not Accruing
March 31, 2017	$226,613	$203,299	$454,452	$884,364	$6,029,957	$6,914,321	$454,452
December 31, 2016	$257,299	$163,590	$367,098	$787,987	$6,799,362	$7,587,349	$367,098

The following is an age analysis of past due receivables as of December 31, 2016 and 2015:

	30-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Not Accruing
2016	$257,299	$163,590	$367,098	$787,987	$6,799,362	$7,587,349	$367,098
2015	$157,316	$153,623	$389,431	$700,370	$7,409,707	$8,110,077	$389,431

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Loans, Notes and Certificates Measured at Fair Value on Recurring Basis

At March 31, 2017 and December 31, 2016, loans, loans held for sale, notes and certificates measured at fair value on a recurring basis were as follows:

	Loans		Loans Held For Sale		Notes and Certificates
	March 31, 2017	December 31, 2016	March 31, 2017	December 31, 2016	March 31, 2017	December 31, 2016
Aggregate principal balance outstanding	$4,312,252	$4,565,653	$9,724	$9,345	$4,318,302	$4,572,912
Net fair value adjustments	(285,497)	(253,669)	(315)	(297)	(283,945)	(252,017)
Fair value	$4,026,755	$4,311,984	$9,409	$9,048	$4,034,357	$4,320,895

At December 31, 2016 and 2015, loans, loans held for sale, notes and certificates measured at fair value on a recurring basis were as follows:

	Loans		Loans Held For Sale		Notes and Certificates
December 31,	2016	2015	2016	2015	2016	2015
Aggregate principal balance outstanding	$4,565,653	$4,681,671	$9,345	$—	$4,572,912	$4,697,169
Net fair value adjustments	(253,669)	(125,590)	(297)	—	(252,017)	(125,586)
Fair value	$4,311,984	$4,556,081	$9,048	$—	$4,320,895	$4,571,583

Past Due Financing Receivables

At March 31, 2017 and December 31, 2016, loans that were 90 days or more past due (including non-accrual loans) were as follows:

	March 31, 2017		December 31, 2016
	>90 days past due	Non-accrual loans	>90 days past due	Non-accrual loans
Outstanding principal balance	$39,492	$1,807	$45,718	$5,055
Net fair value adjustments	(33,860)	(1,516)	(40,183)	(4,392)
Fair value	$5,632	$291	$5,535	$663
# of loans (not in thousands)	3,557	165	4,041	483

At December 31, 2016 and 2015, loans that were 90 days or more past due (including non-accrual loans) were as follows:

	December 31, 2016		December 31, 2015
	> 90 days past due	Non-accrual loans	> 90 days past due	Non-accrual loans
Outstanding principal balance	$45,718	$5,055	$30,094	$4,513
Net fair value adjustments	(40,183)	(4,392)	(25,312)	(3,722)
Fair value	$5,535	$663	$4,782	$791
# of loans (not in thousands)	4,041	483	2,606	382